As filed with the Securities and Exchange Commission on July 15, 2021
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	110	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	113	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President Manager Directed Portfolios c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copies to: Ellen Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202 (414) 273-3500
It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on October 30, 2020 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[X]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 110 to the Registration Statement of Manager Directed Portfolios is being filed for the purpose of registering the Hood River International Opportunity Fund as a new series of the Trust.

SUBJECT TO COMPLETION
Dated July 15, 2021

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

PROSPECTUS
[ ]
Hood River International Opportunity Fund
Institutional Shares
Ticker: [ ]
Investor Shares
(not currently offered)
Retirement Shares
Ticker: [ ]

Telephone: (800) 497-2960
www.hoodrivercapital.com

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Hood River International Opportunity Fund
a series of Manager Directed Portfolios (the “Trust”)

SUMMARY SECTION
INVESTMENT OBJECTIVE
The Hood River International Opportunity Fund (the “Fund”) seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Shares	Investor Shares[1]	Retirement Shares
Management Fees	[ ]	[ ]	[ ]
Distribution (12b-1) and/or Service Fees	None	[0.25%]	None
Shareholder Servicing Fee[2]	0.10%	0.10%	None
Other Expenses[3]	[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses	[ ]	[ ]	[ ]
Fee Waivers/Expense Reimbursements[4]	[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	[ ]	[ ]	[ ]
1    Investor Shares are not currently offered.
2     The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional and Investor Shares that allows the Fund to make payments of up to 0.10% for Institutional and Investor Shares to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts.
3    As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
4    Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.[ ]%. To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 0.[ ]%. The waivers and reimbursements will remain in effect through [September 27, 2024] unless terminated sooner by mutual agreement of the Fund’s Board of Trustees (the “Board”) and Hood River. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement included in the table above is reflected for the first and third years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	[ ]	[ ]
Investor Shares	[ ]	[ ]
Retirement Shares	[ ]	[ ]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
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PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in common stocks and other equity securities of small-capitalization companies that are located in non-U.S. developed or emerging markets countries. In selecting securities for the Fund, Hood River seeks to invest in common stocks that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability.
Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index.
The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan and European countries.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”),and International Depositary Receipts (“IDRs”). The Fund may also invest in preferred stock, real estate investment trusts (“REITs”), rights, and warrants. The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).
The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.
The Fund is expected to maintain a portfolio of approximately 80-85 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken, or if poor relative price performance persists.
PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, changed travel and social behaviors and reduced consumer spending. The lasting effects of COVID-19 on the global economy are unknown and the global recovery is uncertain and may last for an extended period of time.
•Equity Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
•Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic
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developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
•Growth Investing Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.
•Value Investing Risk: The Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company.
•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.
•Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
•Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets.
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•Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Europe: The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of a Fund’s investments.
•Depositary Receipts Risk: The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs, and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
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•Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Portfolio Turnover Risk: The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
•Other Investment Companies Risk: You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.
•ETF Risk: When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
•New Fund Risk: As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.
INVESTMENT ADVISER
Hood River Capital Management LLC
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PORTFOLIO MANAGERS

Brian P. Smoluch, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ].
David G. Swank, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ].
Lance Cannon, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ].
Rohan Kumar Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ].
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Institutional Shares of the Fund is $25,000 and the minimum initial investment for Investor Shares of the Fund is $1,000. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount. Investor Shares are not currently offered for sale.
A shareholder may sell (redeem) shares on any Business Day. Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Hood River International Opportunity Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	By Wire: Call the Fund at (800) 497-2960
TAX INFORMATION
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND
INVESTMENT OBJECTIVE
The Fund seeks superior long-term growth of capital. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon Board approval and 60 days’ prior written notice to shareholders.
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in common stocks and other equity securities of small-capitalization companies that are located in non-U.S. developed or emerging markets countries. Equity securities in which the Fund invests includes common stock, preferred stock, REITs, rights, and warrants. Preferred stock generally refers to a unit of ownership in a company (like common stock) that has preference over common stock in the payment of dividends and in the event of a company’s liquidation. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price.
In selecting securities for the Fund, Hood River seeks to invests in common stocks that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability. Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index.
The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan and European countries.
Hood River’s research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.
The frequency of Fund transactions and the Fund’s turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for the Fund’s shareholders. With frequent trading activity, a greater proportion of any distributions paid out by the Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains and which may decrease your after-tax return. Such factors may have the effect of lowering the Fund’s NAV and overall Fund performance.
The Fund may also invest in ADRs, GDRs, EDRs, and IDRs.
The Fund may invest in the securities of other investment companies, including ETFs, to the extent permitted by the 1940 Act and the rules thereunder. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies are permitted to invest in investment companies, including ETFs, beyond the limits set forth in Section 12(d)(1) of the 1940 Act in reliance on Rule 12(d)(1)-4 which imposes limits on control and voting on investing funds, among other requirements.
At the time of purchase, individual stock holdings may represent up to 5% of the Fund’s total assets. However, due to market price fluctuations, individual stock holdings may exceed 5% of the Fund’s total assets. The Fund may overweight or underweight certain industries and sectors as compared to its benchmark index, the MSCI ACWI ex USA Small Cap Index, based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors. The Fund may not invest in more than 10% of the outstanding voting shares of a company.
In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Hood River to be of comparable quality. The result of this action may be that the Fund will be unable to achieve its investment objective.
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The Fund also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”).
ADDITIONAL PRINCIPAL RISK INFORMATION
The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI.
•General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, changed travel and social behaviors and reduced consumer spending. The lasting effects of COVID-19 on the global economy are unknown and the global recovery is uncertain and may last for an extended period of time. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom’s departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Risk: The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions. Equity investments are subordinate to the claims of an issuer’s creditors and, to the extent such securities are common securities, preferred stockholders. Dividends customarily paid to equity holders can be suspended or cancelled at any time. In addition, in many countries, investing in common stocks is subject to heightened regulatory and self-regulatory scrutiny as compared to investing in debt or other financial instruments. For the foregoing reasons, investments in equity securities can be highly speculative and carry a substantial risk of loss of principal.
•Small Company Risk: Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in larger companies.
•Growth Investing Risk: An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the process of the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
•Value Investing Risk: The Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company. There are periods when the value investing style falls out of favor with investors and in such periods the Fund may not perform as well as other mutual funds investing in common stocks.
•Management Risk: The Fund relies on the Adviser’s ability to pursue the Fund’s investment objective. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and
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asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: The sale price a Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. When pricing foreign equity securities, the Fund will generally use an evaluated adjustment factor provided by a fair value pricing service and the prices of such securities, as modified by the adjustment factor, may be different from the prices of which such securities are actually bought and sold.
•Foreign Security Risk: Foreign securities investments present a number of economic, financial and political considerations not typically associated with investments in domestic securities that could unfavorably affect your account’s performance. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfer of securities in some countries. The costs of buying and selling foreign securities, including brokerage, tax and custody costs are generally higher than those for domestic transactions. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.
•Emerging and Frontier Markets Risk: In addition to developed markets, the Fund may invest in emerging and frontier markets. In addition to the risks of foreign securities in general, countries in emerging and frontier markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging and frontier markets could result in loss to a Fund. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
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•Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets. Because the Fund will determine its net asset value (“NAV”) in U.S. dollars, with respect to trading on non-U.S. markets, it is subject to the risk of fluctuation in the exchange rate between the local currency and dollars and to the possibility of exchange controls.
•Geographic Investment Risk: To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Europe: The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
The European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels in many European countries, which have grown in the past year as governments borrowed to combat the toll of the COVID-19 pandemic on world economies. These events have adversely affected the exchange rate of the euro. For some countries, the ability to repay sovereign debt is in question, and default is possible, which could affect their ability to borrow in the future. There is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU alongside the UK, as discussed below. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
•Depositary Receipts Risk: The Fund may invest in ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs and GDRs represent a bank certificate issued in more than one country for
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shares in a foreign company. An IDR is issued by a depository bank representing ownership of stock of a foreign company held by the bank in trust. Depositary receipts are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign corporation. The Fund intends to purchase “sponsored” ADRs, which are ADRs that are issued jointly by the issuer of the underlying security and a depository. Depositary receipts may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. For purposes of the Fund’s investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent. For example, a depositary receipt representing ownership of common stock will be treated as common stock.
•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the U.S. Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
•Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or
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sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.
•Portfolio Turnover Risk: If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in a higher amount of taxable capital gains, including short-term capital gains taxable to shareholders at ordinary income tax rates.
•Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.
•Other Investment Companies Risk: The Fund may invest in shares of other investment companies as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. With certain exceptions, the 1940 Act generally prohibits a fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Fund from allocating its investments in an optimal manner.
•ETF Risk: When the Fund invests in an ETF you will indirectly bear fees and expenses charged by the underlying ETF in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying ETF’s shares. An investor may invest directly in an ETF, and thereby avoid paying duplicative fees. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund ( i.e. , one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management and other fees, which increase their cost.
•New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated
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without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI. Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in other regulatory filings. The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling (800) 497-2960.
VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS
Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. The Fund’s performance will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.
MANAGEMENT OF THE FUND
INVESTMENT ADVISER
Hood River is a registered investment adviser located at 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, and serves as the adviser to the Fund subject to the supervision of the Board of Manager Directed Portfolios (the “Trust”). Hood River was established in January 2013 and offers investment advisory services to mutual funds, institutional accounts and individual investors. As of [June 30], 2021, Hood River had assets under management of approximately $[ ] billion.
ADVISORY FEE
The Fund will pay Hood River a monthly advisory fee at the annual rate of [ ]% of the Fund’s average daily net assets.
[Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, excluding taxes, Rule 12b-1 fees, shareholder servicing fees and certain other expenses, to [ ]%. The waivers and reimbursements will remain in effect through at least [September 27, 2024] unless sooner terminated by mutual agreement of the Board and Hood River.]
The basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement for the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.
The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust, with the exception of the Hood River Small-Cap Growth Fund (together with the Fund, the “Hood River Fund Family”).
PORTFOLIO MANAGERS OF THE FUND
The business experience and educational background of the Fund’s portfolio managers is provided below. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
The day-to-day management of the Fund is the responsibility of Hood River’s International Opportunity Investment Team (the “Investment Team”), which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Fund. As part of the security selection process, two portfolio managers may veto one portfolio manager’s recommendation holding down to 50 basis points of the portfolio, subject to limits set by the Investment Team.
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Brian P. Smoluch, CFA
Mr. Smoluch co-founded Hood River and has 24 years of investment management experience. Before starting Hood River in 2013, Mr. Smoluch spent 10 years at Roxbury Capital Management, LLC managing the Small-Cap Growth strategy. Prior to Roxbury, he was a portfolio manager and equity analyst on the small/mid-cap investment team at Columbia Management Group. Previously, he was a financial analyst at Salomon Brothers investment banking in New York. Mr. Smoluch has a B.S. with Distinction from the University of Virginia and an M.B.A. from Harvard University.
David G. Swank, CFA
Mr. Swank co-founded Hood River and has 24 years of investment management experience. Before starting Hood River in 2013, Mr. Swank spent three years at Roxbury Capital Management, LLC managing the Small-Cap Growth strategy. Prior to Roxbury, he worked for GMT Capital Corporation as vice president, healthcare sector head of a $4 billion long/short equity hedge fund. Prior to joining GMT Capital, he was with Morgan Stanley Investment Management. He began his investment career as a research associate in 1994 with Furman Selz and later worked at Montgomery Securities. Mr. Swank has a B.S. with Distinction from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth College.
Lance Cannon, CFA
Mr. Cannon has 13 years of investment management experience. Mr. Cannon served as an analyst at Hood River since 2018 and Portfolio Manager since 2021. Before joining Hood River in 2018, Mr. Cannon spent three years at USDR Investment Management as a senior analyst. Prior to USDR Investment Management, he worked for TCW Group and Kayne Anderson Rudnick Investment Firm performing equity research. Mr. Cannon began his investment career as a managing director at GPS Capital Markets, Inc. Lance has a B.S. in business management, with an emphasis in finance, from Brigham Young University and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Rohan Kumar
Mr. Kumar has 10 years of investment management experience. Mr. Kumar served as an analyst at Hood River since 2015 and a Portfolio Manager since 2021. Before joining Hood River in 2015, Mr. Kumar two years at Hawkeye Capital Management as a research analyst. He previously was an analyst at Reliance Capital and began his career as a Component Design Engineer at Intel. Mr. Kumar has a Bachelor of Technology in electrical engineering from the Indian Institute of Technology at Kharagpur, a Masters degree from Harvard’s Kennedy School, and his M.B.A. from The Wharton School at the University of Pennsylvania.
DISTRIBUTION AND SERVICING OF SHARES
DISTRIBUTOR
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC, (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.
RULE 12B-1 PLAN
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) on behalf of its Investor Shares to pay distribution fees for the sale and distribution of Fund shares. Investor Shares are not currently offered. Under the Rule 12b-1 Plan, Investor Shares pay the Distributor and other authorized recipients a Rule 12b-1 fee at an annual rate of up to 0.25% of their average daily net asset value. The Distributor uses this Rule 12b-1 fee primarily to finance activities that promote the sale of Investor Shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Shares. Financial institutions will receive Rule 12b-1 fees from the Distributor based upon shares owned by their clients or customers.
SHAREHOLDER SERVICING PLAN
The Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor
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shareholder accounts. Investor Shares are not currently offered. These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets for Institutional Shares and Investor Shares, respectively, and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares or Investor Shares.
SALES AND MARKETING PROGRAMS
Hood River and/or its affiliates may pay financial intermediaries for distribution, marketing, servicing, and sales support out of its profits or other sources available to it (and not an additional charge to the Fund). These payments may include amounts that are sometimes referred to as “revenue sharing” payments and are in addition to or in lieu of any amounts payable to financial intermediaries under the Fund’s Rule 12b-1 Plan or Shareholder Servicing Plan.
DESCRIPTION OF CLASSES
The Fund offers Institutional Shares and Retirement Shares in this Prospectus. The Fund has also established Investor Shares, which are not currently offered. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

	Institutional Shares	Investor Shares	Retirement Shares
Distribution (Rule 12b-1) fees	None	[0.25%]	None
Shareholder Servicing fee	0.10%	0.10%	None
Institutional Shares. Institutional Shares pay lower annual expenses than Investor Shares. Institutional Shares are subject to a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Fund attributable to Institutional Shares, computed on an annual basis. Institutional Shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans, subject to the applicable investment minimums. Institutional Shares are available to the following:
•institutional investors;
•Individual Retirement Accounts (“IRAs”);
•certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
•existing Institutional class shareholders;
•Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Fund and the Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and
•wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).
Investor Shares. Investor Shares are subject to a Rule 12b‑1 distribution fee of up to 0.25% of the average daily net assets of the Fund attributable to Investor Shares, and a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Fund attributable to Investor Shares, each computed on an annual basis. Investor Shares are not currently offered for sale.
Retirement Shares. Retirement Shares are offered for sale without the imposition of Rule 12b-1 or shareholder servicing fees. Retirement Shares are generally available only to certain retirement plans that trade on an omnibus level. Retirement Shares pay lower annual expenses than the Fund’s Institutional Shares and Investor Shares.
Retirement Shares are available in certain retirement plans, including the following, provided that in each case the plan trades on an omnibus level:
•Section 401(a) and 457 plans;
•Section 403(b) custodial accounts;
•Section 401(k), profit sharing, money purchase pension and defined benefit plans; and
•Non-qualified deferred compensation plans.
SHAREHOLDER INFORMATION
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PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally, 4:00 p.m. Eastern Time) (“Market Close”) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Any order received after the close of trading on the Exchange will be processed at the NAV as determined as of the close of trading on the next day the Exchange is open.
Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
If there is no reported sale on the applicable exchange, securities are valued at the mean between the most recent quoted bid and asked prices. In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.
When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Prices of foreign securities or other assets quoted in foreign currencies are translated into U.S. dollars at current rates. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained a pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service may employ quantitative models in determining fair value.
PURCHASE OF SHARES
The Fund’s shares are offered on a continuous basis and are sold without any sales charges. You may purchase shares as specified below. The minimum initial investments for Institutional Shares and Investor Shares of the Fund are $25,000 and $1,000, respectively. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount. The Fund reserves the right to change the criteria for eligible investors and investment minimums, and the investment minimums may be waived at the discretion of the Adviser.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Hood River International Opportunity Fund, indicating the name and share class of the Fund you are purchasing, and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Send the check and account application to:
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Regular mail:
Hood River International Opportunity Fund
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Hood River International Opportunity Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.
Purchase orders must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.
By Wire: If you are making your first investment in the Fund by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.
Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Wired funds must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Number:	75000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	[ ]
Further Credit:	Hood River International Opportunity Fund
(Shareholder Name/Account Registration
(Shareholder Account Number)
By Telephone: Investors may purchase additional shares of the Fund by calling, toll-free, (800) 497-2960. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders, in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to Market Close (generally, 4:00 p.m. Eastern Time), your shares will be purchased at the NAV calculated on the day your order is placed.
Purchase orders by telephone must be received by or prior to Market Close (generally, 4:00 p.m. Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan: Once your account has been opened you may make additional purchases of the Fund at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Fund on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network. To begin participating in the AIP, please complete the AIP section on the
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account application or call the Transfer Agent at (800) 497-2960 for instructions. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five days prior to the effective date.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a payroll deduction form to your employer’s payroll department after your account has been established with the Fund. Then, a portion of your paycheck will automatically be transferred to your PIP account for as long as you wish to participate in the PIP. It is the responsibility of your employer, not the Fund, the Distributor, the Adviser, or the Transfer Agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. For more information regarding the PIP call (800) 497-2960.
Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before Market Close will be priced at the NAV that is determined as of Market Close. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number, and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Purchase orders received in good order after Market Close will be priced as of the close of regular trading on the following Business Day. Purchase requests not in good order may be rejected.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund reserves the right to reject any account application. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check or other method of payment that is returned. The Fund reserves the right to reject any account application. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.
Individual Retirement Accounts: The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses. Please call (800) 497-2960 for information on:
•Individual Retirement Plans, including Traditional IRAs and Roth IRAs
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs
•Coverdell Education Savings Accounts
There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.
The Fund reserves the right to suspend the offering of shares.
REDEMPTION OF SHARES
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or authorized financial intermediary has received your redemption request. The Fund’s name, the share class name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts of $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.
The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to Market Close (generally, 4:00 p.m. Eastern Time), regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has
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reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.
By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the Fund’s name and class you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:
Regular mail:
Hood River International Opportunity Fund
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Hood River International Opportunity Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices. Redemption requests must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.
By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
By Telephone: If you prefer to redeem your shares by telephone, you must accept telephone options on your account application. You may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at (800) 497-2960. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.
Investors may have a check sent to the address of record, may wire proceeds to a shareholder’s bank account of record, or proceeds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.
Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after Market Close (generally, 4:00 p.m. Eastern Time).
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Plan: As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal.
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A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.
In-Kind Redemptions: The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”), and may do so in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in kind are taxable in the same manner to a redeeming shareholder as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.
Retirement Accounts: Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at (800) 497-2960. You will be asked whether or not to withhold taxes from any distribution.
Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days; or
•For all redemptions in excess of $50,000 from any shareholder account.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
IRA and other retirement plan redemptions: If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding. Shares held in IRA accounts may also be redeemed by telephone at (800) 497-2960. Investors will be asked whether or not to withhold taxes from any distribution.
PURCHASING AND REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY
You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell their shares and receive purchase and redemption orders on behalf of the Fund. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. Financial intermediaries may be authorized by the Distributor to designate other financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Adviser and/or its affiliates may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.
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EXCHANGING SHARES
You may exchange all or a portion of your investment from the Fund in the Hood River Fund Family to an identically registered account in the same share class of another Fund in the Hood River Fund Family. Any new account established through an exchange will be subject to the minimum investment requirements described above under “Purchase of Shares,” unless that account qualifies for a waiver of the initial investment requirement. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes which may result in a taxable capital gain or loss. Call the Fund at (800) 497-2960 to learn more about exchanges.
SHARE CLASS CONVERSIONS
You may convert shares of one share class of the Fund for a different share class of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are converting into. Share class conversions are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. A conversion from one class to another within the Fund will generally not be a taxable transaction.
To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus, or may not permit share class exchanges. The Fund reserves the right to modify or eliminate the share class exchange feature.
FREQUENT PURCHASES AND REDEMPTIONS
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). “Market timing” generally refers to frequent or excessive trades into or out of a mutual fund in an effort to anticipate changes in market prices of its investment portfolio. Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-cap stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.
If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.
The Fund will generally monitor trading activity within a 90 day period. The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity. The Fund will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.
There is no guarantee that the Fund or its agents will be able to detect market timing or abusive trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered
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into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person.
The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If a financial intermediary fails to enforce the Fund’s policies with respect to market timing and other abusive trading activity, the Fund may take other actions, including terminating its relationship with such financial intermediary.
OTHER FUND POLICIES
Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may redeem your shares, close your account, and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.
Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you will be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.
Householding: You may occasionally receive proxy statements and other regulatory documents for the Fund. In an effort to decrease costs and to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same address. If you would like to discontinue householding for your accounts please call, toll-free, (800) 497-2960 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Lost Shareholders: It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Shareholders with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
DISTRIBUTIONS
Distributions from the Fund’s net investment income, if any, are declared and paid annually. Any net capital gain realized by the Fund also will be distributed annually. The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.
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Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions will be reinvested in additional Fund shares, unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions. You may change the distribution option on your account at any time. If you wish to change your distribution option, write or call the Transfer Agent at least 5 days prior to the record date for the distribution. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. Although the Fund expects that most or all of its distributions of investment company taxable income will be taxed at the federal income tax rates applicable to ordinary income, for a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for United States residents.
Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referenced above.
You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term
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capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
If at least 50% of the value of the Fund’s total assets is invested in tax-exempt obligations (such as certain municipal securities) at the end of each quarter of its taxable year, then the Fund can distribute tax-exempt interest dividends.
Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. If the Fund makes such an election, you will be notified. Please see the SAI for additional information regarding the foreign tax credit.
The Fund is required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell or redeem those shares. The Fund will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.
FINANCIAL HIGHLIGHTS
Because the Fund has recently commenced operations, there are no financial highlights available at this time.

24

PRIVACY NOTICE
Notice of Privacy Policy & Practices
Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.
What Information We Collect
We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you. We collect non-public personal information about you from the following sources:
• information we receive about you on applications or other forms;
• information you give us orally; and
• information about your transactions with us or others.
The types of non public personal information we collect and share can include:
• social security number;
• account balances;
• account transactions;
• transaction history;
• wire transfer instructions; and
• checking account information.
What Information We Disclose
We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.
How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.
If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at (800) 497-2960.
PN-1

INVESTMENT ADVISER
Hood River Capital Management LLC
2373 PGA Boulevard, Suite 200
Palm Beach Gardens, Florida 33410

COMPLIANCE SERVICES
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
[ ]

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
For overnight deliveries, use:
Hood River International Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For regular mail deliveries, use:
Hood River International Opportunity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
a series of Manager Directed Portfolios

You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide additional information about the Fund’s investments, including the most recent financial reports and portfolio holdings. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal year.
The Fund’s shareholder reports will be made available on a website, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
Copies of these documents and answers to questions about the Fund, may be obtained without charge, upon request, by contacting:
Hood River International Opportunity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 497-2960
The Fund’s SAI, Annual, and Semi-Annual Reports are also available, free of charge, at www.hoodrivercapital.com.
Reports and other information about the Fund are also available:
•free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
For more information on opening a new account,
making changes to existing accounts,
purchasing or redeeming shares,
or other investor services, please call (800) 497-2960.
The Trust’s SEC Investment Company Act of 1940 file number is 811-21897.

Subject to Completion, July 15, 2021
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MANAGER DIRECTED PORTFOLIOS
Hood River International Opportunity Fund
Institutional Shares ([ ])
Investor Shares (not currently offered)
Retirement Shares ([ ])
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

STATEMENT OF ADDITIONAL INFORMATION [ ]
This Statement of Additional Information (“SAI”) provides general information about Hood River International Opportunity Fund (the “Fund”), a series of Manager Directed Portfolios (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus, dated [ ] (the “Prospectus”), as supplemented and amended from time to time.

You may obtain a copy of the Fund’s Prospectus and/or the annual and semi-annual reports to shareholders (when available) at no charge by contacting the Fund by calling (800) 497-2960, or visit the Fund’s website at www.hoodrivercapital.com.

GENERAL INFORMATION
The Fund is a mutual fund that is a diversified, separate series of Manager Directed Portfolios (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 4, 2006. Effective July 1, 2016, the Trust changed its name from The Roxbury Funds to Manager Directed Portfolios. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. The Fund currently offers Institutional Shares, Investor Shares, and Retirement Shares. Investor Shares are not currently offered for sale.
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus.
Investment Objective
The Fund seeks superior long-term growth of capital. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon approval by the Board and 60 days’ prior written notice to shareholders.
Diversification Status
The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the voting securities of any one such issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.
General Market Risks
U.S. and international markets have experienced significant volatility in recent years. The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund.
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Investment Strategies and Related Risks
Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Types of Equity Securities:
Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Small-Capitalization Companies. Small-capitalization companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, small-capitalization company performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Initial Public Offerings. The Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, the Fund may realize taxable short-term capital gains that, to the extent not offset by losses, will be distributed to the shareholders and taxable to them at ordinary income rates. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Non-U.S. Securities. The Fund invests primarily in the securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal policies of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.
Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.
Public Health Threats. Various countries throughout the world are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging Markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Each Fund, through its investments in Europe, may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU agreed to a trade deal in December 2020, certain post-EU arrangements, such as those relating to the offering of cross-border financial services and sharing of cross-border data, have yet to be reached and the EU’s willingness to grant equivalency to the UK remains uncertain. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, either during a transitional period or more permanently, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of the Fund’s investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in Japan. The Japanese economy has recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector, low domestic consumption, and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility for Japan’s economy as well. Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in or exposure to Japanese issuers.
In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically, and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on a Fund’s performance.
Depositary Receipts. The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) or other securities convertible into securities of issuers domiciled in foreign countries. ADRs include American depository shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs in registered form are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, EDRs and IDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs, EDRs and IDRs are receipts with a non-U.S. bank evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs, GDRs, EDRs and IDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR, EDR or IDR representing ownership of common stock will be treated as common stock.
With sponsored ADRs, the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Private Placements. The Fund may invest in private placement securities, which are securities that are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placements are often issued by privately held companies that are not subject to the reporting requirements of the SEC and are not required to maintain their accounting records in accordance with generally accepted accounting principles. Because there may be relatively few potential purchasers for such securities, the Fund could find it more difficult to sell such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. Investors in a private placement have less protection under the federal securities laws against improper practices than investors in publicly-traded securities.
Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and determining how the investment is likely to perform over time. Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing the Fund’s net asset value. Securities acquired in private placements generally are classified as illiquid. Disposing of securities acquired in private placements may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Fund to sell the security promptly at an acceptable price.
Private Investments in Public Equity (“PIPEs”). The Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class, or PIPEs. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the portfolios cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. While a SPAC is seeking a transaction target, its stock may be thinly traded. There can be no assurance that a market will develop.
Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
Cash Management. Under normal market conditions, the Fund will invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain types of these instruments are described below. This percentage restriction does not include any cash collateral holdings relating to the Fund’s securities lending arrangements.
Money Market Funds. The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.
U.S. Government Obligations. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”). In the case of obligations not backed by the full faith and credit of the U.S., a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA), an independent regulator, in 2008, and FHFA succeeded to all of their rights, titles, powers, and privileges. At the time Fannie Mae and Freddie Mac were placed in conservatorship, the U.S. Treasury established preferred stock purchase agreements pursuant to which the U.S. Treasury will contribute cash capital to maintain a positive net worth in each enterprise. These agreements were amended in December 2009 to permit the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of the enterprises for a three-year period. FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.
Commercial Paper. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest only in commercial paper rated A-1 or higher by Standard & Poor’s Ratings Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or if not rated, determined by the investment adviser to be of comparable quality.
Bank Obligations. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:
•Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
•Certificates of Deposit. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).
•Time Deposits. Time deposits are bank deposits for fixed periods of time.
Convertible Securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser to be of comparable quality (see “Appendix A - Description of Ratings”). Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.
Debt Securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
The value of debt securities may be affected significantly by changes in interest rates. Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield. Individual debt securities may be subject to the credit risk of the issuer. The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.

Illiquid Securities. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. An illiquid security is a security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Adviser makes the day to day determinations of liquidity pursuant to the Fund’s liquidity risk management program, monitors the liquidity of securities held by the Fund and reports periodically on the Fund’s liquidity to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board. Illiquid securities include securities issued by private companies and restricted securities (securities where the disposition of which is restricted under the federal securities laws). Rule 144A securities may be treated as liquid securities if they meet the criteria in the Fund’s liquidity risk management program. External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
Real Estate Investment Trusts (“REITs”). The Fund may invest in REITs as a non-principal investment strategy. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages.
A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90 percent of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.
The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect the Fund’s return on its investment in the REIT. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a

“section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.
Investment Company Securities and ETFs. The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, including Rule 12d1-4. Rule 12d1-4 provides an exemption from Section 12(d)(1) that allows a registered investment company to invest all of its assets in other registered investment companies, including ETFs, if the registered investment company satisfies certain conditions specified in the rule, including, among other conditions, that the registered investment company and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).
Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
Securities Lending. The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or another approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. In addition, the Fund may pay fees to U.S. Bank, National Association, the Fund’s securities lending agent, and such fees will be deducted from the Fund’s securities lending revenues. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.
Temporary Defensive Position. The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of portfolio holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.
The Fund provides portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities. Regulatory filings with portfolio holdings information are made approximately 60 days after the end of each fiscal quarter.
The Fund may, but is not required to, disclose some of the Fund’s portfolio holdings information on the Fund’s website, the Adviser’s website, at a shareholder meeting, in Adviser newsletters, or in other communications made available to all shareholders. Such portfolio holdings disclosures may include the Fund’s complete portfolio holdings, the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, or a percentage breakdown of the Fund’s investments by country, sector and industry, or particular holdings. The Adviser may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

The Fund may disclose information relating to the Fund’s portfolio holdings to:
•certain “independent reporting agencies” recognized by the SEC to be acceptable agencies for the reporting of industry statistical information;
•financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, subject to a confidentiality agreement and trading restrictions; and
•service providers subject to a duty of confidentiality who require access to the information: (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; or (iv) for the purpose of due diligence regarding a merger or acquisition.
The Fund may also disclose such information in accordance with ongoing arrangements with certain third parties, as discussed below. In addition, such disclosures may be made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities on behalf of the Fund. Finally, the Fund may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to a confidentiality agreement and trading restrictions.
In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser or principal underwriter, or any affiliated person of the Fund, the Adviser, or principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve a non-public disclosure of portfolio holdings, other than the ongoing arrangements described below, which have been approved by the Board. The Trust’s Chief Compliance Officer must report all such arrangements to disclose portfolio holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders. Before any non-public disclosure of information about the Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public portfolio holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Trust, the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
Each of the following third parties have been approved to receive Fund holdings information: (i) U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”),the Fund’s administrator, transfer agent and fund accounting agent; (ii) the Fund’s independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Fund’s custodian in connection with its custody of the Fund’s assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) the Adviser; (vii) data vendors utilized in connection with the liquidity classifications of the Fund’s investments pursuant to Rule 22e-4 of the 1940 Act; (vi) Glass Lewis & Co. and Broadridge Financial Solutions, Inc., the Fund’s proxy voting services; (vii) aggregators and ranking and ratings services, such as: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s, all of which currently receive such information within 45 days following the end of a calendar quarter; (viii) data vendors utilized in connection with the liquidity classifications of the Fund’s investments pursuant to Rule 22e-4 of the 1940 Act; and (ix) disclosures made to the middle- or back-office services providers to the Adviser who need to know such information to provide such services to the Adviser. Information may be provided to these parties at any time under conditions of confidentiality, including a duty not to trade on the Fund’s non-public holdings. “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles. The Adviser and other service providers have established procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Except for the foregoing, the Trust has no ongoing arrangements to disclose portfolio holdings information with respect to the Fund.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.
As a matter of fundamental policy, the Fund will not:
1.purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
3.borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund’s total assets;
4.make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;
5.underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6.purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;
7.purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or
8.issue senior securities, except to the extent permitted by the 1940 Act.
With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund, and takes this into account in determining its compliance with the restriction provided in item (2).
With regard to the restriction set forth in item (8) above, the 1940 Act permits a fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if a fund segregates or earmarks assets on the fund’s records or otherwise covers its obligations to limit the fund’s risk of loss, such as through offsetting positions.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, new Rule 18f-4 (the “Derivatives Rule”), adopted by the SEC on October 28, 2020, replaces the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. The Derivatives Rule provides an exception for a fund that limits its derivatives exposure to 10% of its net assets, excluding certain currency and interest rate hedging transactions. On August 19, 2022, the SEC will rescind Release 10666 and withdraw staff letters and similar guidance addressing a fund’s use of derivatives and require funds to satisfy the requirements of the Derivatives Rule. Unless the Fund elects to comply early with the Derivatives Rule, the Fund may continue to engage in certain asset segregation practices in accordance with Release 10666 and related staff letters and guidance until August 19, 2022.
TRUSTEES AND OFFICERS
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During the Past Five Years
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017; Managing Director of Kohala Capital Partners, LLC, (2011 – 2016).	9	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC (a provider of independent governance and distribution support for the asset management industry), since 2013; Interim Managing Director, Park Agency, Inc., since 2020.	9	Trustee, Madison Funds, since 2019 (18 portfolios); Trustee, XAI Octagon Floating Rate & Alternative Income Term Trust, since 2017 (2 portfolios); Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry) (2015 – 2016).
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; Venture Partner and General Counsel, Motley Fool Ventures LP, since 2018; Adjunct Professor, Washington College of Law, American University, since 2006; General Counsel, Motley Fool Asset Management, LLC (2008 – 2018); Manager, Motley Fool Wealth Management, LLC (2013 – 2018).	9	None
James R. Schoenike (Born 1959)	Trustee since July 2016(4)	Distribution Consultant since 2018; President and CEO, Board of Managers, Quasar Distributors, LLC (2013 – 2018).	9	None
(1)The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.
(2)Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(3)The Trust currently has nine active portfolios. As of the date of this SAI, one portfolio of the Trust (the Dakota Emerging Markets Fund) has been registered but has not yet commenced operations.
(4)Prior to January 1, 2021, Mr. Schoenike was considered to be an “interested person” of the Fund by virtue of his previous position as President of Quasar Distributors, LLC, (“Quasar”), the Fund’s distributor.
As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Adviser or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name, Year of Birth and Address	Position(s) Held with the Trust and Length of Time Served (3)	Principal Occupation(s) During the Past Five Years
OFFICERS
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, Fund Services, since 2001
Alyssa M. Bernard(1) (Born 1988)	Vice President and Secretary, since August 20, 2019(4)	Assistant Vice President, Compliance and Administration, Fund Services, since 2018; Attorney, Mutual Fund Disclosure, Waddell & Reed Financial, Inc., 2017-2018; Attorney, Corporate Governance, American Century Companies, Inc., 2014-2017
Justin Dausch(2) (Born 1989)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2020	Director, Vigilant, since 2017; Compliance Associate, HSBC (investment banking company), 2015-2017
Matthew J. McVoy(1) (Born 1980)	Vice President, Treasurer, and Principal Financial Officer, since July 1, 2016(4)	Assistant Vice President, Compliance and Administration, Fund Services, since 2005
Colton W. Scarmardo(1) (Born 1997)	Assistant Treasurer, since May 11, 2021	Fund Administrator, Compliance and Administration, Fund Services, since 2019; Business Administration Student, 2015-2019
(1)The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
(4)Mr. McVoy and Ms. Bernard have served as Vice Presidents of the Trust, in addition to their other positions held with the Trust, since May 11, 2021.
Leadership Structure and Responsibilities of the Board and the Committee. The Board has selected Scott Craven Jones to serve as Lead Independent Trustee. The position of Chairman of the Board is vacant and, as Lead Independent Trustee, Mr. Jones acts as Chairman. Mr. Jones’ duties include presiding at meetings of the Board and serving as Chairman during executive sessions of the Independent Trustees; interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings; acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings; helping to set Board meeting agendas; and performing other functions as requested by the Board from time to time.
The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.
The Board has established one standing committee – the Audit Committee. The Board may establish other committees or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. The Audit Committee meets regularly to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committee, see the section “Audit Committee,” below.
The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.
Audit Committee. The Audit Committee is comprised of all of the Independent Trustees. Mr. Lyman serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and pre-approve the audit and non-audit services provided by the independent auditors; (3) review the scope of the audit and the results of the audit of the Fund’s financial statements; and (4) review with such independent auditors the adequacy of the Trust’s internal accounting and financial controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” Because the Fund is new, the Audit Committee has not met with respect to the Fund as of the date of this SAI.
Trustee Experience, Qualifications, Attributes and/or Skills. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.
Mr. Schoenike has been a trustee of the Trust since July 2016. He was employed by various subsidiaries of U.S. Bancorp from 1990 to 2018 and has decades of experience in the securities industry. In 2000, Mr. Schoenike founded Quasar and established Quasar as a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer. Mr. Schoenike previously participated in the FINRA securities arbitration program as an industry arbitrator. Mr. Schoenike previously served as Chairman of the Board from July 2016 to December 2020.
Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust. Mr. Lyman has over 15 years of experience in the investment management industry. He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017. Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016. He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA from the Anderson School of Management at UCLA and holds the Chartered Financial Analyst designation.
Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust. He has over 25 years of experience in the asset management industry as an independent director, attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones currently is a trustee of two other registered investment companies and is a Managing Director of Carne Global Financial Services (US) LLC where his work includes director and risk oversight positions with investment advisers and serving as an independent director of private funds. Mr. Jones also currently serves as interim Managing Director of Park Agency Inc., a family office. Prior to that, he was an advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.
Mr. Greenberg has been a trustee of the Trust since July 2016 and serves on the Audit Committee. Mr. Greenberg has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996. He also served as General Counsel to Motley Fool Asset Management, LLC from 2008 to 2018 and as Manager of Motley Fool Wealth Management, LLC from 2013 to 2018. He has been a Venture Partner of and General Counsel to Motley

Fool Ventures LP since 2018. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, and Germany. Mr. Greenberg also has directorship experience through his service on the board of a private technology company. He has a Master’s degree and a Juris Doctorate degree from Stanford University.
Risk Oversight. The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to the Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
Board oversight of risk management is also provided by the Board’s Audit Committee. The Audit Committee meets with the Fund’s independent registered public accounting firm to ensure that the Fund’s audit scope includes risk-based considerations as to the Fund’s financial position and operations.
The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.
Security and Other Interests. As of the date of this SAI, no Trustees beneficially owned shares of the Fund.
Furthermore, as of the date of this SAI, neither the Independent Trustees, nor members of their immediate families, owned securities beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, neither the Independent Trustees, nor members of their immediate family, have a direct or indirect interest or relationships, or been involved in any transactions, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.
Compensation. For their services as Independent Trustees, the Independent Trustees receive from the Trust an annual retainer in the amount of $25,000; a per meeting fee of $1,750 for each regular quarterly Board meeting attended; a per meeting fee of $1,750 for each Board or committee meeting attended in addition to the four regular Board meetings, the special investment advisory agreement review meeting, and the four regular Audit Committee meetings; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Lead Independent Trustee receives an additional $2,500 annual retainer and the Audit Committee Chair receives an additional $1,500 annual retainer. Because the Fund is new, the following compensation figures represent estimates for the Fund’s fiscal period ending June 30, 2022:

Independent Trustee	Estimated Aggregate Compensation from Fund[1]	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Fund and the Trust[3] Paid to Trustees:
Gaylord Lyman[2]	[ ]	$0	$0	[ ]
Lawrence Greenberg	[ ]	$0	$0	[ ]
Scott Craven Jones[4]	[ ]	$0	$0	[ ]
James R. Schoenike	[ ]	$0	$0	[ ]
1    Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.
2    Audit Committee chairman.
3    As of the date of this SAI, the Trust currently has nine operational portfolios and one portfolio that has been registered but has not yet commenced operations.
4    Lead Independent Trustee.
CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
The Trust and the Adviser’s codes of ethics may be found on the SEC’s website at http://www.sec.gov in the exhibits to the Fund’s registration statement on Form N-1A.
PROXY VOTING
The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. The Adviser must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.
The Adviser’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters. The Adviser uses a third party vendor, Broadridge Financial Solutions, Inc., and its ProxyEdge voting service to process proxy votes for the firm’s clients. The Adviser also utilizes the research and recommendation services of another third party provider, Glass Lewis & Co.
Finally, the Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the Adviser will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal shareholders or control persons of the Fund. Further, as of the date this SAI, the Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding shares of the Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
The Adviser, Hood River Capital Management LLC, located at 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as the investment adviser to the Fund pursuant to the advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Brian Smoluch and David Swank, portfolio managers of the Fund, are control persons of the Adviser by virtue of their ownership of the Adviser.
Under the terms of the Advisory Agreement, the Adviser, with respect to the Fund, agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund.
The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Fund. The Advisory Agreement may be terminated by the Trust, by vote of the Board or shareholders of the Fund, or the Adviser on 60 days’ written notice without penalty. The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement.
Pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an annual advisory fee, paid monthly, of [ ]% of the Fund’s average daily net assets. The Fund is new and has not paid management fees to the Adviser as of the date of this SAI. Pursuant to an agreement, the Adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent the Fund’s total operating expenses (excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) exceed [ ]%. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund within 36 months following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its current expense limitations and the expense limitation in place at the time of the fee waiver or expense reimbursement. Unless the Board and the Adviser mutually agree to its earlier termination, the agreement will remain in place until September 27, 2024 with respect to the Fund.
The Adviser has entered into a service-level agreement (“SLA”) with Mar Vista Investment Partners, LLC (“Mar Vista”). Mar Vista provides certain support services to the Adviser, including operational, technology, marketing, compliance, finance and proxy coordinating support services. The Adviser, not the Fund, pays Mar Vista for the services provided under the SLA.
SERVICE PROVIDERS
Fund Administrator, Transfer Agent, and Fund Accountant
Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s administrator pursuant to an administration agreement between Fund Services and the Trust. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, Fund Services receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets. Fund Services is also entitled to be reimbursed for certain out-of-pocket expenses. Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
The Fund is new and the Adviser has not paid the Administrator any fees for administrative services to the Fund as of the date of this SAI.
Independent Registered Public Accounting Firm
[ ], located at [ ], serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.
Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian and Securities Lending Agent
U.S. Bank National Association (the “Custodian”), located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, an affiliate of Fund Services, serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund. The Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian maintains custody of securities and other assets of the Fund, delivers and receives payments for securities sold, receives and pays for securities purchased, and collects income from investments. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Compliance Services
Vigilant Compliance, LLC (“Vigilant”) provides compliance services to the Fund pursuant to a service agreement between Vigilant and the Trust. Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Mr. Dausch as Chief Compliance Officer of the Trust.
SECURITIES LENDING
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, National Association serves as the Fund’s securities lending agent. U.S. Bank, National Association oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser. As the Fund is new, U.S. Bank, National Association has not received fees for serving as securities lending agent from the Fund, but may receive fees in the future.
DISTRIBUTION OF SHARES
Quasar Distributors, LLC, a subsidiary of Foreside Financial Group, LLC, (the “Distributor”), located at 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, acts as the Fund’s distributor. Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Fund’s principal underwriter, provides certain administration services, and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is a registered broker-dealer and member of FINRA.
The Distribution Agreement continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
PORTFOLIO MANAGERS
Share Ownership. As the Fund is newly formed, as of the date of this SAI, the portfolio managers did not beneficially own Shares.

Other Accounts Managed. The following table provides additional information about other accounts managed by the portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund as of [ ].

Portfolio Manager and Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Brian P. Smoluch
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
David G. Swank
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Lance Cannon
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Rohan Kumar
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Material Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.
The Adviser understands that potential material conflicts of interest exist in “side-by-side” management. As such, the Adviser has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, the Adviser aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.
Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. The Adviser utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.
The Adviser’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest. Additional conflicts of interest may potentially exist or arise that are not discussed above.
Compensation. Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser, or any other source with respect to managing the Fund and any other accounts.

The Adviser’s investment professionals receive a base salary commensurate with their level of experience. The Adviser’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys. Each portfolio manager’s compensation includes a combination of base salary and a benefits package. Each of Mr. Smoluch and Mr. Swank, who are owners of the Adviser, receives additional compensation based on the profitability of the overall business. The portfolio managers’ base salary and additional compensation are not tied to the Fund’s performance.
DISTRIBUTION (RULE 12B-1) PLAN — INVESTOR SHARES (not currently offered)
The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Investor Shares of the Fund.
Under the Distribution Plan, the Fund pays a Rule 12b-1 distribution and/or shareholder servicing fee to the Distributor and other authorized recipients (the “Distribution Fee”) for distribution and shareholder services on behalf of the Investor Shares of the Fund. The Distribution Fee for the Fund is an annual fee at the rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Shares. The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of the Fund’s Shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services to Investor Shares.
The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Shares of the Fund. Because the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by the Investor Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan. The Distributor does not retain any Distribution Fees for profit. All Distribution Fees are held in retention for distribution-related expenses.
The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Shares of the Fund, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current Fund shareholders, the printing and mailing of marketing material pertaining to the Fund, and administrative, shareholder services and other support services provided by financial intermediaries.
The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. The Distribution Plan also requires that the Independent Trustees select and nominate all other trustees who are not “interested persons” of the Fund. The Distribution Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s Investor Shares outstanding. All material amendments to the Distribution Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
The Distribution Plan requires that the Distributor and/or the Trust’s administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan. The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued. The Board of Trustees, including a majority of the Qualified Trustees, has determined that there is a reasonable likelihood that the

Distribution Plan will benefit the Investor Shares of the Fund when that shares class commences operations. In particular, the Board of Trustees has determined that it believes that the Distribution Plan, once implemented, is reasonably likely to stimulate sales of Investor Shares and assist in increasing the Fund’s asset base. With the exception of the Adviser in its capacity as investment adviser to the Fund, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.
The Distribution Plan provides for the ability to use Investor Shares’ assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Shares (distribution services) or for the provision of certain shareholder services. The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Shares of the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. Under the Distribution Plan, the Fund may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.
To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Investor Shares shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with the Fund’s participation in such platforms, all or a portion of the Distribution Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Fund’s Investor Shares. In addition, in its discretion, the Adviser may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Fund. Investor Shares are not currently offered.
SHAREHOLDER SERVICING PLAN
The Fund has adopted a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares to pay for shareholder support services from the Fund’s assets pursuant to a shareholder servicing agreement in an amount not to exceed 0.10% of average daily net assets of the Fund attributable to Institutional Shares and Investor Shares. Under the plan, the Fund may pay shareholder servicing fees to shareholder servicing agents who have entered into written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Institutional Shares or Investor Shares shareholders. Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the class; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from the Fund on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of the Fund; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Fund beneficially owned by shareholders or the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested. Retirement Shares are not subject to the Shareholder Servicing Plan and do not pay shareholder servicing fees. Investor Shares are not currently offered.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage Transactions. The Adviser places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. The Adviser has a fiduciary duty to the Fund to obtain best execution, on an overall basis, for any securities transaction.
The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fund did not hold any securities of its regular broker-dealers as of the date of this SAI.
Brokerage Selection. The primary objective of the Adviser in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the Adviser considers, among other things, a broker or dealer’s: (i) general execution capability; (ii) operational ability to clear and settle transactions; (iii) capital positions and risk taking ability; (iv) historical trading experience in a stock; (v) personnel and their integrity; and (vi) quality of research and investment information. The Adviser may also consider any special needs required by trading staff. The Adviser executes trades on behalf of the Fund from brokers approved by the Adviser.
Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion. The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a higher brokerage commission than those available from another broker. Research services that the Fund obtains from a broker-dealer in connection with the payment of brokerage commissions may either be the broker-dealer’s own proprietary research or third party research obtained by the broker-dealer through payment of a portion of their commissions to third parties for research products or services.
Research services received from broker-dealers supplement the Adviser’s own research (and the research of any affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the Adviser with a diverse perspective on financial markets.

Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. The Adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.
Under the SLA described above, Mar Vista is responsible for the financial management and reporting of both Mar Vista’s and the Adviser’s soft dollar credits and payments. There may be instances where soft dollar services are jointly purchased by both Mar Vista and the Adviser collectively for the benefit of both advisers’ clients. The respective firms will enter into these arrangements when the clients would benefit more than they would if they were to purchase these services independently. Each firm is responsible for independently ensuring the suitability of services purchased by soft dollars.
Brokerage Commissions. The Fund is new and had not paid any brokerage commissions as of the date of this SAI.
Allocation of Portfolio Transactions. Some of the Adviser’s other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund has three classes of shares – Institutional Shares, Investor Shares, and Retirement Shares. Investor Shares are not currently offered. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class. For example, a change in the 12b-1 fee for a class would be voted upon only by shareholders of that class.
The Fund does not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.
The Fund may involuntarily redeem a shareholder’s shares if the shareholder owns shares of the Fund having an aggregate NAV of less than a minimum value determined from time to time by the Trustees. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.
The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its series. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its series into beneficial interests in such separate business trust or trusts or series thereof.
Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.
The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, the Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.
The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.
The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of Independent Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.
The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall affect in any way that Trustee’s rights or entitlement to indemnification.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call 800-497-2960. You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.
Redemption of Shares. Information regarding how to redeem shares of the Fund is discussed in the “Redemption of Shares” section of the Prospectus.
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system. If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions.
If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which could take up to 10 days). Shareholders can avoid this delay by utilizing the wire purchase option.
To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption. Delay may result if the purchase check or electronic funds transfer has not yet cleared, but the delay will be no longer than required to verify that the purchase amount has cleared, and the Fund will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.
The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
Pricing of Shares. The price of the Fund’s shares is based on its NAV. The Transfer Agent determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.
The Board has delegated the day-to-day functions of determining the value of securities not otherwise valued by a pricing service to the Trust’s Valuation Committee.
DISTRIBUTIONS
Distributions, if any, from the Fund’s investment company taxable income and net capital gain (the excess of net long-term capital gain over the net short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders at least annually, as described in the Prospectus.
TAXATION OF THE FUND
General. The following summarizes certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Potential investors should consult their tax advisers with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the taxation of the Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.
The Fund qualified during its last taxable year, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.
First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.
Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses; or (3) one or more qualified publicly-traded partnerships.
Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt interest income, if any, for the year.
The Fund intends to comply with these requirements. However, there can be no assurance that the Fund will satisfy all requirements to be taxed as a regulated investment company. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.
The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Services (“IRS”) the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.
This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
Foreign taxpayers are generally subject to withholding tax at a flat rate of 30% on U.S. source income that is not effectively connected with the conduct of a trade or business in the U.S. This withholding rate may be lower under the terms of a tax convention.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with the shareholder’s correct Social Security Number or other taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.

A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. However, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted. Any loss realized upon a sale or redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption. If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.
Capital Loss Carryforwards. Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.
State and Local Taxes. Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
Taxation of Certain Investments. The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.
Interest and dividends received by the Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on Fund securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains realized on investments held by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by the shareholder, his or her proportionate share of those taxes paid by the Fund, (ii) treat his or her share of those taxes and of any distribution paid by the Fund that represents income sourced from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by the shareholder in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The Fund maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss.
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when such shareholders sell or redeem such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.
The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss. If you sell or redeem covered shares during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.
A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.
If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
PERFORMANCE INFORMATION
The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.
FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling (800) 497-2960, or visit the Fund’s website at www.hoodrivercapital.com.

PROXY VOTING POLICIES AND PROCEDURES

General Principals
Hood River Capital Management LLC (“Hood River”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Hood River or any other client of Hood River as outlined in its Proxy Voting Policies and Procedures (“Policies”).

These Policies apply to securities held in client accounts in which Hood River has direct voting authority. Unless specifically addressed in the investment advisory agreement, Hood River will vote proxies consistent with its fiduciary obligation. In some cases, the client has requested that Hood River not vote proxies for a particular account.

Hood River has a service level agreement with Mar Vista Investment Partners (“Service Provider”), a registered investment adviser, to provide Hood River with various administrative, operational, and business services including marketing support, client services, compliance support, information technology, accounting and proxy coordinating services. The Service Provider is not an affiliate of Hood River or related to Hood River. In addition, Hood River utilizes the services of a third-party proxy advisory firm, which provides the Firm with research, data and recommendations on management and shareholder proxy proposals. Hood River does not use automated voting by the third-party proxy advisory firm.

Hood River’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the Proxy Voting Guidelines (“Guidelines”) unless a client has requested the use of their own proxy voting guideline or direction and such guideline or direction is prudent under the circumstances. Any changes to the Guidelines must be pre-approved in writing by the Proxy Voting Committee (“The Committee”). The Committee includes the Operations Manager, the CCO and at least one Hood River portfolio manager.

Voting Process
Hood River votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless Hood River determines it would be in its clients' overall best interests not to vote. Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Hood River deems appropriate under the circumstances including:
a)the client requests in writing that Hood River not vote;
b)the proxies are associated with unsupervised securities;
c)the proxies are associated with securities transferred to Hood River’s management then liquidated;
d)the costs of voting the proxies outweigh the benefits; or
e)the proxy ballot is not received.

The Service Provider’s Operations Department (“Operations”) is responsible for coordinating the voting of proxies received by Hood River. To help facilitate the proxy voting process, The Committee provides
1

centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)Supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Hood River and the proxy voting process with respect to securities owned by a client;
b)Determines how to vote proxies relating to issues not covered by these Policies; and
c)Determines when Hood River may deviate from these Policies.

The Committee will review the analyst or portfolio manager’s recommendation if it differs from the proxy advisory firm’s recommendation per the Guidelines. Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendation of the analyst or portfolio manager, the reasons for the disagreement will be documented. Operations will keep documents of proxy decisions made by the Committee. Since Hood River generally considers the quality of a company’s management in making investment decisions, Hood River regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

When Hood River has proxy voting authority on an account, it adds up the shares owned by those accounts (“Eligible Shares”) and reconciles them to the shares reported by its proxy-voting agent. For those accounts where clients participate in securities lending, shares on loan will not be included in the Eligible Shares total unless Hood River oversees such securities lending program. Generally, Hood River aims for less than a 10% difference in shares voted versus Eligible Shares. The difference of shares voted and Eligible Shares may include the timing of new and terminated accounts.

Hood River uses a proxy-voting agent to ensure that, as much as possible, Eligible Shares are voted and timely reporting is provided to Hood River and its clients. If Hood River receives ballots from a source other than the proxy-voting agent, Hood River will try to vote them using other means.

Conflicts of Interest
Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

a)Voting the proxy in accordance with the voting recommendation of an unaffiliated, third- party proxy advisory firm; or
b)Voting the proxy pursuant to client direction.

Voting the securities of an issuer in which the following relationships or circumstances exist is deemed to give rise to a material conflict of interest for purposes of these Policies:

a)The issuer is a client of Hood River and Hood River manages its portfolio or its retirement plan. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third-party;
b)The issuer is an entity in which the Hood River industry analyst or portfolio manager assigned to review the proxy has a relative1 in management of the issuer or an acquiring company. In such a
1 For the purposes of these Policies, “relative” includes the following family members: spouse, minor children, stepchildren, or children or stepchildren sharing the person’s home.
2

case, the analyst or portfolio manager will not make any vote recommendations and another analyst or portfolio manager will review the proxy. Although the proxy will be re-assigned, the industry analyst or portfolio manager will still be available to answer questions about the issuer from other Committee members;
c)The issuer is an entity in which a Committee member has a relative in management of the issuer or an acquiring company. In such a case, the Committee member with the conflict will not vote on the proxy and the alternate member of the Committee will vote instead;
d)The issuer is an entity in which an officer or director of Hood River or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Hood River’s last three fiscal years. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third-party;
e)Another client or prospective client of Hood River, directly or indirectly, conditions future engagement of Hood River on voting proxies with respect to any client's securities on a particular matter in a particular way;
f)Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such a case, Hood River will resolve in favor of the plan’s portfolio; or
g)Any other circumstance in which Hood River’s duty to serve its clients' interests, typically referred to as its “duty of loyalty,” could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies with respect to a specific vote or circumstance if:

a)The securities with respect to which Hood River has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities; and (ii) such securities do not represent more than 2% of the client's holdings with Hood River; and /or
b)The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies (“Funds”), in which a material conflict of interest has been identified and the matter is not covered by the Policies, Hood River will disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or committee of the Board. The Committee's determination will take into account only the interests of the Fund, and the Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.

For clients other than Funds, in which a material conflict of interest has been identified and the matter is not covered by the Policies, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

Proxy Advisory Firm Due Diligence
The Committee shall, as part of the scope of its duties to ensure voting determinations are in the clients’ best interest, complete an annual due diligence questionnaire. The questionnaire shall review the proxy advisory firm to verify that information and services provided are adequate to inform voting determinations.

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Recordkeeping and Retention
Hood River retains records relating to the voting of proxies, including:

a)A copy of these Policies and any amendments thereto;
b)A record of each vote cast by Hood River on behalf of clients;
c)A copy of any document created by Hood River that was material to making a decision on how to vote or that memorialized the basis for that decision; and
d)A copy of each written request for information on how Hood River voted proxies on behalf of the client, and a copy of any written response by Hood River to any oral or written request for information on how Hood River voted.

Hood River will maintain and preserve these records for such a period of time as required to comply with applicable laws and regulations.

Hood River may rely on proxy statements filed on the SEC’s EDGAR system or on proxy the voting service (provided Hood River had obtained an understanding from the third-party to provide a copy of the proxy statement or record promptly upon request).

Clients that wish to vote in a particular solicitation, obtain information about how Hood River voted their securities, or obtain a copy of the proxy voting policies and procedures may contact Operations at (877) 725-4432.

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MANAGER DIRECTED PORTFOLIOS
PART C

Hood River International Opportunity Fund

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006 (File Nos. 333-133691 and 811-21897).
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on February 26, 2019 (File Nos. 333-133691 and 811-21897).

(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017 (File Nos. 333-133691 and 811-21897).

(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)	(1)
Investment Advisory Agreement dated May 20, 2020 was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)		Amendment to Investment Advisory Agreement — To be filed by amendment.
(e)	(1)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)	(i)
Novation Agreement dated March 31, 2020 between Quasar Distributors, LLC, the Trust, and the Adviser was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(ii)	Amendment to Underwriting Agreement — To be filed by amendment.
(f)			Not applicable.
(g)	(1)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Form of Amendment to the Custody Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)		Amendment to the Custody Agreement — To be filed by amendment.
(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

1

(ii)
Form of Amendment to the Fund Administration Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(iii)	Amendment to the Fund Administration Servicing Agreement — To be filed by amendment.
	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Transfer Agent Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(iii)	Amendment to the Transfer Agent Servicing Agreement — To be filed by amendment.
	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Fund Accounting Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(iii)	Amendment to the Fund Accounting Servicing Agreement — To be filed by amendment.
(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(5)	(i)
Amended and Restated Expense Limitation Agreement with respect to the Hood River Small-Cap Growth Fund was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(ii)	Expense Limitation Agreement with respect to the Hood River International Opportunity Fund — To be filed by amendment.
	(6)	(i)
Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
First Amendment to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(iii)	Second Amendment to Securities Lending Agreement — To be filed by amendment.
(i)	(1)
Opinion and Consent of Counsel with respect to Institutional Shares of the Hood River Small-Cap Fund is incorporated herein by reference to Exhibit (i) of Registrant’s Registration Statement on Form N-1A as filed on October 28, 2014 (File Nos. 333-133691 and 811-21897).

(2)
Opinion and Consent of Counsel with respect to Investor Shares of the Hood River Small-Cap Fund is incorporated herein by reference to Exhibit (i)(2) of Registrant’s Registration Statement on Form N-1A as filed on July 6, 2015 (File Nos. 333-133691 and 811-21897) (File Nos. 333-133691 and 811-21897).

(3)
Opinion and Consent of Counsel with respect to Retirement Shares of the Hood River Small-Cap Fund was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference (File Nos. 333-133691 and 811-21897).

	(4)		Opinion and Consent of Counsel with respect to the Hood River International Opportunity Fund — To be filed by amendment.
(j)			Consent of Independent Registered Public Accounting Firm — Not applicable.
(k)			Not Applicable.
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(l)		Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007 (File Nos. 333-133691 and 811-21897).
(m)	(1)
Rule 12b-1 Plan was filed with Registrant’s Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A with the SEC on October 31, 2018 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)
Shareholder Servicing Plan was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		Amendment to the Shareholder Servicing Plan — To be filed by amendment.
(n)		Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 — To be filed by amendment.
(o)		Reserved.
(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)
Code of Ethics for the Advisor was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)	Code of Ethics for Principal Underwriter — Not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A as filed on February 26, 2019.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC (“Roxbury”), the previous investment adviser to another series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust’s Board of Trustees (the “Board”) pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust’s Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

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Item 31.    Business and Other Connections of Investment Adviser

Hood River Capital Management LLC (the “Advisor”) serves as the investment adviser for the Hood River International Opportunity Fund (the “Fund”). The principal business address of the Advisor is 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”) and dated February 2, 2021. The Form ADV for the Advisor may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	PIA Short-Term Securities Fund, Series of Advisors Series Trust
American Trust Allegiance Fund, Series of Advisors Series Trust	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Poplar Forest Partners Fund, Series of Advisors Series Trust
Chase Growth Fund, Series of Advisors Series Trust	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust	Pzena Small Cap Value Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust	Scharf Fund, Series of Advisors Series Trust
Huber Large Cap Value Fund, Series of Advisors Series Trust	Scharf Global Opportunity Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust	Semper MBS Total Return Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust	Semper Short Duration Fund, Series of Advisors Series Trust
Logan Capital International Fund, Series of Advisors Series Trust	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust	The Aegis Funds
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust	Allied Asset Advisors Funds
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust	Alpha Architect ETF Trust
PIA BBB Bond Fund, Series of Advisors Series Trust	Angel Oak Funds Trust
PIA High Yield Fund, Series of Advisors Series Trust	Barrett Opportunity Fund, Inc.
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust	Bridges Investment Fund, Inc.
PIA MBS Bond Fund, Series of Advisors Series Trust	Brookfield Investment Funds
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions	Buffalo Funds
4

AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions	Cushing® Mutual Funds Trust
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions	DoubleLine Funds Trust
The Acquirers Fund, Series of ETF Series Solutions	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AI Powered International Equity ETF, Series of ETF Series Solutions	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions	Loncar China BioPharma ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Blue Horizon BNE ETF, Series of ETF Series Solutions	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions	Opus Small Cap Value ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions	US Global JETS ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions	US Vegan Climate ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions	Volshares Large Cap ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions	First American Funds, Inc.
Hoya Capital Housing ETF, Series of ETF Series Solutions	FundX Investment Trust
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions	The Glenmede Fund, Inc.
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions	The Glenmede Portfolios
LHA Market State US Tactical ETF, Series of ETF Series Solutions	The GoodHaven Funds Trust
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions	Greenspring Fund, Incorporated
ATAC Rotation Fund, Series of Managed Portfolio Series	Harding, Loevner Funds, Inc.
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series	Hennessy Funds Trust
Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series	Horizon Funds
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series	Hotchkis & Wiley Funds
Ecofin Global Water ESG Fund, Series of Managed Portfolio Series	Intrepid Capital Management Funds Trust
5

Great Lakes Bond Fund, Series of Managed Portfolio Series	Jacob Funds Inc.
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series	The Jensen Quality Growth Fund Inc.
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series	Kirr, Marbach Partners Funds, Inc.
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Jackson Square Global Growth Fund, Series of Managed Portfolio Series	Core Alternative ETF, Series of Listed Funds Trust
Jackson Square International Growth Fund, Series of Managed Portfolio Series	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series	LKCM Funds
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series	LoCorr Investment Trust
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series	Lord Asset Management Trust
LK Balanced Fund, Series of Managed Portfolio Series	MainGate Trust
Muhlenkamp Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series	Argent Small Cap Fund, Series of Manager Directed Portfolios
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series	iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series	iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series	iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.	Pemberwick Fund, Series of Manager Directed Portfolios
Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.	Matrix Advisors Funds Trust
Boston Partners Global Equity Fund, Series of RBB Fund, Inc.	Matrix Advisors Value Fund, Inc.
Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.	Monetta Trust
Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.	Nicholas Equity Income Fund, Inc.
Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.	Nicholas Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.	Nicholas II, Inc.
Campbell Advantage Fund, Series of RBB Fund, Inc.	Nicholas Limited Edition, Inc.
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Campbell Systematic Macro Fund, Series of RBB Fund, Inc.	Permanent Portfolio Family of Funds
MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.	Perritt Funds, Inc.
Motley Fool 100 Index ETF, Series of RBB Fund, Inc.	Procure ETF Trust II
Orinda Income Opportunities Fund, Series of RBB Fund, Inc.	Professionally Managed Portfolios
SGI Conservative Fund, Series of RBB Fund, Inc.	Prospector Funds, Inc.
SGI Global Equity Fund, Series of RBB Fund, Inc.	Provident Mutual Funds, Inc.
SGI Peak Growth Fund, Series of RBB Fund, Inc.	RBC Funds Trust
SGI Prudent Growth Fund, Series of RBB Fund, Inc.	Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.	Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.	Adara Smaller Companies Fund, Series of RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.	Aquarius International Fund, Series of RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.	Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
Series Portfolios Trust	Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
Thompson IM Funds, Inc.	Marketfield Fund, Series of Trust for Professional Managers
TrimTabs ETF Trust	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Trust for Advised Portfolios	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Barrett Growth Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
Convergence Market Neutral Fund, Series of Trust for Professional Managers	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	USQ Core Real Estate Fund
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers	Wall Street EWM Funds Trust
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Wisconsin Capital Funds, Inc.
Jensen Quality Value Fund, Series of Trust for Professional Managers

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:
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Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Richard J. Berthy(1)	President, Treasurer & Manager	None
Teresa M.K. Cowan(2)	Vice President	None
Mark A. Fairbanks(1)	Vice President	None
Jennifer K. diValerio(3)	Vice President	None
Jennifer E. Hoopes(1)	Secretary	None
Susan LaFond(2)	Vice President and Co-Chief Compliance Officer - Distribution Services	None
Jennifer Brunner(2)	Vice President and Co-Chief Compliance Officer - Dealer Clearing Services	None
(1) This individual is located at Three Canal Plaza, Suite 100, Portland, Maine, 04101.
(2) This individual is located at 111 East Kilbourn Avenue, Suite 1250, Milwaukee, Wisconsin, 53202.
(3) This individual is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania, 19312.
    (c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Advisor	Hood River Capital Management LLC 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn, Suite 2200 Milwaukee, Wisconsin 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on July 15, 2021.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of July 15, 2021.

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By: /s/ Douglas J. Neilson
   Douglas J. Neilson
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016 and is incorporated by reference.

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